TRANSAMERICA VARIABLE FUNDS

GROUP VARIABLE ANNUITY CONTRACTS

Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)

Supplement dated October 5, 2023

to the

Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus

Dated May 1, 2023

Addition of New Subaccount. On October 27, 2023, the Transamerica Inflation Opportunities Subaccount will be made available as a new subaccount under the Contract. The Transamerica Inflation Opportunities Subaccount invests in the Transamerica Inflation Opportunities Class I3 shares (“TIO Fund”). The TIO Fund is advised by Transamerica Asset Management, Inc. and is subadvised by PineBridge Investments LLC. The TIO Fund’s principal investment objective is to seek maximum real return, consistent with appreciation of capital.

Reorganization of Underlying Funds. The Board of Directors of the Transamerica Funds approved a proposal to reorganize the Transamerica Inflation-Protected Securities Fund (“Acquired Fund”) into the Transamerica Inflation Opportunities Fund (TIO Fund) (the “Acquiring Fund”), a series of the Transamerica Funds which is substantially similar to the Acquired Fund. The closing date of the Reorganization is expected to occur on or about October 27, 2023 (“Closing Date”). On the Closing Date, Contract owners holding units of the subaccount of the Acquired Fund will receive units of the Transamerica Inflation Opportunities Subaccount (“New Subaccount”) having the same aggregate value as their units in the subaccount of the Acquired Fund on such date. After the Closing Date, contract owners with standing instructions to allocate contributions into the subaccount of the Acquired Fund will be directed to the New Subaccount. Contract owners receiving units in the New Subaccount may transfer those units to other investment options under the Contract at any time without penalty.

In preparation of the Reorganization, the Transamerica Inflation-Protected Securities Subaccount will be closed to all transactions on October 26, 2023.

Updated Appendix. Effective October 27, 2023, based on changes to the underlying portfolios described above, the Appendix-Portfolio Company/Investment Options Available Under Your Contract will be revised as indicated below.

Appendix- Portfolio Companies Available Under The Contract

The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the separate account of your Contract, you may not be able to invest in certain Portfolio Companies. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies that are available in your Plan.

More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.trsretire.com. You can also request this information at no cost by calling our Administrative Office at 1-(800) 755-5801.

The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Portfolio Company/ Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Money Market	Transamerica Government Money Market*,1 Sub-Adviser: BlackRock Investment Management, LLC	0.31%	0.70%	0.43%	0.21%
Bond	Transamerica Core Bond[4] Sub-Adviser: Aegon USA Investment Management, LLC	0.42%	-14.11%	-1.04%	0.26%
	High Yield Bond[5]	0.60%	-12.36%	0.65%	2.57%

	Sub-Adviser: Aegon USA Investment Management, LLC
	Transamerica Inflation Opportunities[3,13] Sub-Adviser: PineBridge Investments LLC	0.50%	N/A	N/A	N/A
	Transamerica Short Term Bond[2,12] Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	N/A	N/A	N/A
Allocation	Transamerica Balanced II6 Sub-Adviser: Aegon USA Investment Management, LLC	0.58%	-17.08%	4.82%	6.96%
U.S. Equity	Transamerica Large Value Opportunities[7] Sub-Adviser: PineBridge Investments LLC	0.50%	-4.75%	5.61%	9.05%
	Transamerica Large Core ESG[8] Sub-Adviser: PineBridge Investments LLC	0.52%	-17.53%	7.06%	10.79%
	Transamerica Large Growth[9] Sub-Adviser: Morgan Stanley Investment Management Inc.	0.70%	-46.50%	5.56%	10.54%
	Transamerica Small Cap Growth[10] Sub-Adviser: Ranger Investment Management, LP	1.00%	-31.63%	N/A	N/A
	Transamerica Small Cap Value [10] Sub-Adviser: Peregrine Capital Management LLC	0.84%	-13.82%	N/A	N/A
International Equity	Transamerica International Equity[11] Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.75%	-14.99%	0.10%	2.04%
Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	-16.35%	5.23%	6.44%

*Government Money Market: The 7-Day Yield was 2.54% as of December 31, 2022 The 7-Day Effective Yield was 2.57% as of December 31, 2022

(1) Total returns calculated for any period for the Government Money Market reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.

(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
(3) Transamerica Inflation Opportunities, share class I3 will be added effective October 27, 2023 and does not have any annualized total returns.

(4) Total returns calculated for any period for the Intermediate Bond reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter. Effective November 1, 2022, Transamerica Intermediate Bond was renamed Transamerica Core Bond.

(5) Total returns calculated for any period for the High Yield Bond reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.

(6) Total returns calculated for any period for the Balanced II reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.

(7) Total returns calculated for any period for the Large Value Opportunities reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.

(8) Total returns calculated for any period for the Large Core reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter. Effective March 1, 2023, Transamerica Large Core was renamed Transamerica Large Core ESG.

(9) Total returns calculated for any period for the Large )Growth reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.

(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2022, do not have five or ten year annualized total returns.

(11) Total returns calculated for any period for the International Equity reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.

(12) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund.
(13) Effective October 27, 2023, Transamerica Inflation-Protected Securities Fund will merge into Transamerica Inflation Opportunities Fund.
Note: All Transamerica Fund underlying fund portfolios are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

Please read this Supplement carefully and retain it for future reference.